Finance Income and Finance Costs - Summary of Finance Income and Finance Costs recognized in Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income
Interest income	₩ 69,651	₩ 53,378	₩ 69,020
Foreign currency gain	336,155	135,006	160,989
Gain on disposal of investments in equity accounted investees		4,531
Reversal of impairment loss on investments in equity accounted investees	4,149	1,744	802
Gain on transaction of derivatives	24,759	21,752	2,075
Gain on valuation of derivatives		59,781	13,059
Gain on disposal of financial assets at fair value through profit or loss		138
Gain on valuation of financial assets at fair value through profit or loss	4,072	402	8,186
Finance income	438,786	276,732	254,131
Finance costs
Interest expense	370,479	172,750	80,517
Foreign currency loss	194,384	154,421	184,309
Loss on disposal of investments in equity accounted investees			595
Impairment loss on investments in equity accounted investees	3,344	5,123	17,397
Loss on repayment of borrowings	794
Loss on sale of trade accounts and notes receivable	5,258	19,728	13,361
Loss on transaction of derivatives	291		49
Loss on valuation of derivatives	187,344	17,999	26,600
Loss on valuation of financial assets at fair value through profit or loss	2,311	4,630	225
Loss on valuation of financial liabilities at fair value through profit or loss	36,798	56,384
Others	1,675	12,212	3,840
Finance costs	₩ 802,678	₩ 443,247	₩ 326,893